Shareholders' equity and share-based payments - Share cancellation (Details) - Treasury shares - shares		12 Months Ended
	May 25, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity and share-based payments
Number of shares bought back and cancelled for the purpose of the shareholder's policy		30,665,526	23,284,409
Percentage of the share capital cancelled		1.16%	0.88%
Limit of authorization for cancellation of shares, as percentage of capital	10.00%
Period of authorization for share cancellation	24 months